Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 26, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Sep. 27, 2016
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class A
Risk/Return:
Trading Symbol	EACBX
Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund | Class I
Risk/Return:
Trading Symbol	EICBX